Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of dividends [line items]
Dividends paid	£ 160	£ 156	£ 155
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	110	107	106
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 50	£ 49	£ 49